Notes Payable (Details) - USD ($)												3 Months Ended	12 Months Ended
	Nov. 20, 2023	Dec. 30, 2021	Sep. 20, 2021	Aug. 18, 2021	Jun. 22, 2021	Jan. 06, 2021	Dec. 09, 2020	Dec. 07, 2020	Dec. 31, 2019	Dec. 03, 2019	Jan. 08, 2019	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2020	Nov. 25, 2019	Dec. 31, 2015
Notes payable [Line Items]
Aggregate amount exchanged	$ 2,506,827							$ 5,379,624
Maturity date			3 years		3 years	1 year	2 years										4 years
Premium Interest percentage																	20.00%
Warrants issued (in Shares)			7,500,000		70,000,000							10,000,000	10,000,000
Aggregate consideration	300,000
Outstanding loan balance												$ 1,999,999	$ 1,999,999		$ 1,999,999
Promissory note amount			$ 1,100,000		$ 11,600,000	$ 1,000,000						19,730,731	19,730,731		19,730,731
Lender had advanced			1,000,000		10,500,000	$ 900,000
Debt amount			$ 360,607		$ 5,465,726							237,811	237,811
Original loan amount											$ 20,991
Gain on extinguishment of debt															1,511,297
Principal amount								5,379,624
Aggregate promissory notes								$ 5,379,624
Payments on convertible notes													0		9,850
Debt discount amortization expense													9,916		9,850
Warrant [Member]
Notes payable [Line Items]
Principal balance												11,600,000	11,600,000
Warrants to purchase common stock (in Shares)			7,500,000		70,000,000	10,000,000		15,000,000								16,000,000
Exercise price per shares (in Dollars per share)			$ 0.085		$ 0.1	$ 0.033		$ 0.03								$ 0.03
Convertible notes [Member]
Notes payable [Line Items]
Accrued interest
Stock Purchase Agreement [Member]
Notes payable [Line Items]
Monthly payments											$ 504.94
Promissory debentures [Member]
Notes payable [Line Items]
Principal balance												7,958	7,958
Promissory debentures [Member] | Warrant [Member]
Notes payable [Line Items]
Principal balance													1,000,000		1,000,000
Unamortized discount													0		0
2020 Secured Note [Member]
Notes payable [Line Items]
Principal balance	$ 1,999,999
Bearing interest	6.00%
Digital Arts Media Network [Member]
Notes payable [Line Items]
Price per share (in Dollars per share)																	$ 1.2
Accrued interest													118,639		105,602
Promissory note bear interest																		10.00%
Maturity date																		1 year
Principal balance													130,025		130,025
Promissory Notes Payable [Member]
Notes payable [Line Items]
Accrued interest													$ 9,796,982		6,597,422
Promissory note bear interest								15.00%					6.00%
Principal balance								$ 5,379,624					$ 1,999,999
Maturity date													Nov. 23, 2023
Unamortized discount																$ 262,376
Discount of debt													$ 2,116,765		3,049,999
Payments made													0		300,000
Interest expense													3,514,928		3,244,361
Gain on extinguishment of debt													1,511,297
Two Lenders [Member]
Notes payable [Line Items]
Aggregate amount exchanged	$ 2,506,827
Principal balance													2,872,797		2,872,797
Unamortized discount													0		0
Aggregate consideration	300,000
Promissory Debenture [Member]
Notes payable [Line Items]
Promissory note bear interest			12.00%		12.00%	15.00%	15.00%
Discount of debt			$ 100,000		$ 1,100,000	$ 100,000
Bearing interest											8.99%
Promissory Debentures Two [Member]
Notes payable [Line Items]
Principal balance													11,600,000		11,600,000
Unamortized discount													0		1,927,351
Promissory Debentures Four [Member]
Notes payable [Line Items]
Principal balance													1,100,000		1,100,000
Unamortized discount													0		181,381
Promissory Debenture Five [Member]
Notes payable [Line Items]
Principal balance													7,958		7,958
Unamortized discount													0		0
Promissory Debentures Six [Member]
Notes payable [Line Items]
Accrued interest		$ 22,162
Maturity date		17 months
Principal balance													111,470		111,470
Unamortized discount													0		0
Promissory note amount		$ 84,000
Bearing interest		12.00%
Premium percent		5.00%
Percent of premium		$ 111,470
Digital Arts Media Network [Member]
Notes payable [Line Items]
Price per share (in Dollars per share)																	1.2
Accrued interest												121,847	118,639
Promissory note bear interest																		10.00%
Maturity date																		1 year
Principal balance												130,025	130,025
Promissory Notes Payable [Member]
Notes payable [Line Items]
Accrued interest												11,398,751	$ 9,796,982
Promissory note bear interest								15.00%					6.00%
Principal balance								$ 5,379,624				$ 1,999,999
Maturity date												Nov. 23, 2023
Warrants issued (in Shares)																15,000,000
Unamortized discount																$ 262,376
Discount of debt												$ 0	$ 2,116,765
Payments made												893,850
Interest expense													3,514,928
Gain on extinguishment of debt												1,511,297
Promissory Notes Payable [Member] | Warrant [Member]
Notes payable [Line Items]
Principal balance												1,100,000	1,100,000
Two Lenders [Member]
Notes payable [Line Items]
Aggregate amount exchanged	2,506,827
Principal balance												2,872,797	2,872,797
Aggregate consideration	$ 300,000
Promissory Debenture [Member]
Notes payable [Line Items]
Promissory note bear interest			12.00%		12.00%		15.00%
Principal balance												110,000	110,000
Discount of debt			$ 100,000		$ 1,100,000	$ 100,000
Bearing interest											8.99%
Promissory Debenture [Member] | Warrant [Member]
Notes payable [Line Items]
Principal balance												1,000,000	1,000,000
Stock Purchase Agreement [Member]
Notes payable [Line Items]
Accrued interest												813,655	707,919		392,551
Principal balance												0	0		0
Outstanding shares rate				100.00%
Investor for proceeds				$ 400,000
Revenues percentage				7.75%
Promissory Debentures Six [Member]
Notes payable [Line Items]
Accrued interest		$ 22,162
Maturity date		17 months
Principal balance												111,470	111,470
Promissory note amount		$ 84,000
Bearing interest		12.00%
Premium percent		5.00%
Percent of premium		$ 111,470
Chief Executive Officer [Member]
Notes payable [Line Items]
Converted shares (in Shares)										18,500
Common stock (in Shares)										250,999
Promissory Debenture [Member]
Notes payable [Line Items]
Promissory note bear interest						15.00%
Short-Term Investments [Member] | Stock Purchase Agreement [Member]
Notes payable [Line Items]
Principal balance												400,000	400,000		400,000
Convertible Notes Payable [Member]
Notes payable [Line Items]
Aggregate amount exchanged									$ 97,252
Payments on convertible notes													0		9,850
Promissory Notes Payable [Member]
Notes payable [Line Items]
Aggregate amount exchanged									$ 332,068
Principal balance												398,482	398,482		398,482
Warrants issued (in Shares)																15,000,000
Bearing interest				20.00%
Promissory Notes Payable [Member] | Promissory debentures [Member]
Notes payable [Line Items]
Accrued interest		$ 1,578
Promissory note bear interest		12.00%
Maturity date		17 months
Promissory note amount		$ 6,000
Premium percent		5.00%
Percent of premium		$ 7,958
Promissory Notes Payable [Member] | Promissory debentures [Member]
Notes payable [Line Items]
Percent of premium		$ 7,958
Promissory Debenture [Member]
Notes payable [Line Items]
Principal balance													110,000		110,000
Warrants to purchase common stock (in Shares)							1,000,000
Warrants issued (in Shares)																1,000,000
Unamortized discount													0		0
Promissory note amount							$ 110,000
Lender had advanced							100,000
Discount of debt							$ 10,000
Debt amount																$ 17,491
Related Party [Member]
Notes payable [Line Items]
Promissory note												7,800	7,800	[1]
Related Party [Member] | Chief Executive Officer [Member]
Notes payable [Line Items]
Promissory note												$ 7,800	7,800
Promissory note related party													7,800		7,800
Global Stem Cell Group, Inc. [Member]
Notes payable [Line Items]
Outstanding shares rate				100.00%
Benito Novas [Member]
Notes payable [Line Items]
Acquired amount											$ 45,000
Business Combination [Member] | Chief Executive Officer [Member]
Notes payable [Line Items]
Preferred stock converted (in Shares)										25,000
Series BB Preferred Stock [Member]
Notes payable [Line Items]
Price per share (in Dollars per share)																	$ 1.2
Series BB Preferred Stock [Member] | Digital Arts Media Network [Member]
Notes payable [Line Items]
Unamortized discount													$ 0		$ 8,033
Series BB Preferred Stock [Member] | Mr Melvin Pereira [Member]
Notes payable [Line Items]
Preferred stock converted (in Shares)										6,500
Series BB Preferred Stock [Member] | Convertible Notes Payable [Member]
Notes payable [Line Items]
Preferred stock converted (in Shares)									81,043
Series BB Preferred Stock [Member] | Promissory Notes Payable [Member]
Notes payable [Line Items]
Preferred stock converted (in Shares)									276,723
Series BB Preferred Stock [Member] | Business Combination [Member]
Notes payable [Line Items]
Percentage of acquire										100.00%
Series BB Preferred Stock [Member] | Business Combination [Member]
Notes payable [Line Items]
Percentage of acquire										100.00%

[1]	Derived from audited information